Equity (Details Narrative)	Aug. 27, 2025 SGD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
Class of Stock [Line Items]
Capital | $		$ 50,000	$ 50,000
Warrants or rights exercisable	Feb. 24, 2026
Warrants maturity date	Aug. 27, 2030
Fair value of warrant issuance | $	$ 450,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized		75,000,000	75,000,000
Ordinary shares, par value | $ / shares		$ 0.0005	$ 0.0005
Common stock, shares outstanding		14,866,470
Number of warrant purchase | $	$ 375,000
Exercise price | $ / shares	$ 5.00
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized		25,000,000	25,000,000
Ordinary shares, par value | $ / shares		$ 0.0005	$ 0.0005
Common stock, shares outstanding		10,433,340